Vanguard® Mega Cap Value Index Fund
Schedule of Investments (unaudited)
As of May 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Basic Materials (2.0%)
	Linde plc	262,669	122,819
	Air Products & Chemicals Inc.	123,570	34,465
	Freeport-McMoRan Inc.	798,198	30,714
			187,998
Consumer Discretionary (7.8%)
	Walmart Inc.	2,454,094	242,268
	Home Depot Inc.	551,744	203,202
	Walt Disney Co.	1,004,101	113,504
	Lowe's Cos. Inc.	313,623	70,794
	NIKE Inc. Class B	656,098	39,753
	Target Corp.	254,508	23,926
	General Motors Co.	276,327	13,709
	Ross Stores Inc.	91,628	12,836
			719,992
Consumer Staples (9.5%)
	Procter & Gamble Co.	1,302,399	221,265
	Philip Morris International Inc.	863,615	155,960
	Coca-Cola Co.	1,911,121	137,792
	PepsiCo Inc.	761,775	100,135
	Altria Group Inc.	939,048	56,916
	McKesson Corp.	69,610	50,085
	Mondelez International Inc. Class A	718,465	48,489
	CVS Health Corp.	700,285	44,846
	Colgate-Palmolive Co.	450,755	41,893
	Kimberly-Clark Corp.	92,117	13,243
			870,624
Energy (6.2%)
	Exxon Mobil Corp.	2,410,090	246,552
	Chevron Corp.	928,994	126,994
	ConocoPhillips	706,719	60,318
	EOG Resources Inc.	312,403	33,918
	Phillips 66	226,449	25,697
	Schlumberger NV	755,310	24,963
	Williams Cos. Inc.	338,636	20,491
	Kinder Morgan Inc.	524,508	14,707
	Marathon Petroleum Corp.	86,808	13,954
			567,594
Financials (25.5%)
	JPMorgan Chase & Co.	1,553,042	410,003
*	Berkshire Hathaway Inc. Class B	734,303	370,059
	Bank of America Corp.	3,801,482	167,760
*	Berkshire Hathaway Inc. Class A	188	142,391
	Wells Fargo & Co.	1,826,360	136,575
	Goldman Sachs Group Inc.	173,315	104,067
	Progressive Corp.	325,378	92,710
	Morgan Stanley	671,868	86,019
	Charles Schwab Corp.	956,943	84,536
	Citigroup Inc.	1,046,698	78,837
	Blackrock Inc.	77,609	76,048
	Marsh & McLennan Cos. Inc.	272,786	63,739
	Chubb Ltd.	212,696	63,213
	CME Group Inc.	200,153	57,844
	Intercontinental Exchange Inc.	319,127	57,379
	KKR & Co. Inc.	370,013	44,942
	PNC Financial Services Group Inc.	219,813	38,206
	US Bancorp	866,417	37,767
	Bank of New York Mellon Corp.	397,861	35,255
	Travelers Cos. Inc.	125,931	34,719

		Shares	Market Value ($000)
	Aflac Inc.	303,587	31,434
	Truist Financial Corp.	725,041	28,639
	Blackstone Inc.	200,510	27,823
	MetLife Inc.	321,619	25,273
	Aon plc Class A (XNYS)	56,987	21,204
	Apollo Global Management Inc.	110,897	14,493
	American International Group Inc.	164,775	13,947
			2,344,882
Health Care (16.4%)
	Johnson & Johnson	1,337,264	207,557
	AbbVie Inc.	980,532	182,487
	UnitedHealth Group Inc.	511,155	154,323
	Abbott Laboratories	963,293	128,677
	Merck & Co. Inc.	1,403,040	107,809
	Amgen Inc.	298,380	85,987
	Thermo Fisher Scientific Inc.	209,542	84,408
	Gilead Sciences Inc.	692,213	76,199
	Pfizer Inc.	3,147,626	73,938
	Danaher Corp.	357,276	67,847
	Medtronic plc	712,360	59,112
	Bristol-Myers Squibb Co.	1,127,145	54,418
	Cigna Group	154,494	48,919
	Elevance Health Inc.	126,279	48,471
	HCA Healthcare Inc.	96,555	36,825
	Stryker Corp.	95,373	36,493
	Regeneron Pharmaceuticals Inc.	59,714	29,276
	Becton Dickinson & Co.	159,484	27,525
			1,510,271
Industrials (16.1%)
	General Electric Co.	566,332	139,267
	RTX Corp.	739,902	100,982
	Caterpillar Inc.	239,259	83,269
	Honeywell International Inc.	360,986	81,825
	American Express Co.	273,142	80,317
	Union Pacific Corp.	335,638	74,398
	Deere & Co.	143,215	72,504
	Eaton Corp. plc	219,507	70,286
	Capital One Financial Corp.	355,265	67,198
	Lockheed Martin Corp.	130,740	63,066
	Accenture plc Class A	173,705	55,033
	Trane Technologies plc	124,578	53,602
*	Fiserv Inc.	311,748	50,750
	Parker-Hannifin Corp.	71,521	47,540
	3M Co.	301,544	44,734
	United Parcel Service Inc. Class B (XNYS)	410,949	40,084
	Northrop Grumman Corp.	80,402	38,977
*	PayPal Holdings Inc.	549,445	38,615
	Illinois Tool Works Inc.	154,868	37,955
	Emerson Electric Co.	313,207	37,391
	Automatic Data Processing Inc.	112,993	36,783
	General Dynamics Corp.	127,637	35,546
	CSX Corp.	1,071,109	33,836
	Norfolk Southern Corp.	125,770	31,080
	FedEx Corp.	120,399	26,259
	Johnson Controls International plc	183,332	18,584
	Paychex Inc.	89,996	14,211
			1,474,092
Real Estate (1.1%)
	Prologis Inc.	514,426	55,867
	Public Storage	87,687	27,043
	Simon Property Group Inc.	86,081	14,037
			96,947
Technology (6.9%)
	Oracle Corp.	932,108	154,292
	International Business Machines Corp.	515,031	133,424
	QUALCOMM Inc.	614,306	89,197
	Analog Devices Inc.	275,481	58,948
	Micron Technology Inc.	618,847	58,456

		Shares	Market Value ($000)
	Texas Instruments Inc.	252,813	46,227
	Intel Corp.	2,164,518	42,316
	Roper Technologies Inc.	59,645	34,014
	Dell Technologies Inc. Class C	168,706	18,772
			635,646
Telecommunications (4.6%)
	Cisco Systems Inc.	1,988,694	125,367
	AT&T Inc.	3,986,981	110,838
	Verizon Communications Inc.	2,104,379	92,508
	Comcast Corp. Class A	2,094,847	72,419
*	Charter Communications Inc. Class A	51,247	20,308
			421,440
Utilities (3.7%)
	NextEra Energy Inc.	1,142,537	80,709
	Southern Co.	607,989	54,719
	Waste Management Inc.	223,346	53,820
	Duke Energy Corp.	428,234	50,412
	American Electric Power Co. Inc.	296,161	30,650
	Republic Services Inc.	112,743	29,007
	Sempra	361,844	28,437
	Dominion Energy Inc.	236,632	13,410
			341,164
Total Common Stocks (Cost $7,431,032)			9,170,650
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1]	Vanguard Market Liquidity Fund, 4.342% (Cost $21)	211	21
Total Investments (99.8%) (Cost $7,431,053)			9,170,671
Other Assets and Liabilities—Net (0.2%)			15,120
Net Assets (100%)			9,185,791
Cost is in $000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2025	20	5,916	(2)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Caterpillar Inc.	8/29/25	BANA	9,118	(4.337)	8	—
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
At May 31, 2025, the counterparties had deposited in segregated accounts securities with a value of $1,149 in connection with open over-the-counter swap contracts.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	9,170,650	—	—	9,170,650
Temporary Cash Investments	21	—	—	21
Total	9,170,671	—	—	9,170,671
Derivative Financial Instruments
Assets
Swap Contracts	—	8	—	8
Liabilities
Futures Contracts[1]	(2)	—	—	(2)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.